Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Jan. 14, 2021	Oct. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Oct. 15, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering					$ 100,000,000
890 5TH AVENUE PARTNERS, INC.
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit			$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance initial public offering				$ 287,500,000
Price of warrant			$ 10.00	$ 10.00	$ 10.00
Proceeds received from private placement				$ 7,775,000
Cash			$ 202,000		$ 202,000
working capital			325,000	1,100,000
Maximum Allowed Dissolution Expenses			$ 100,000	$ 100,000
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account			80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination			50.00%	50.00%
Minimum net tangible assets upon consummation of business combination			$ 5,000,001	$ 5,000,001	$ 5,000,001
Threshold percentage of public shares subject to redemption without companys prior written consent			15.00%	15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%	100.00%
Repayment of promissory note - related party				$ 300,000
Private Placement Warrants | 890 5TH AVENUE PARTNERS, INC.
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)			777,500	777,500	777,500
Price of warrant			$ 10.00	$ 10.00	$ 10.00
Proceeds received from private placement			$ 7,800,000	$ 7,800,000
Related Party Loans | 890 5TH AVENUE PARTNERS, INC.
Subsidiary, Sale of Stock [Line Items]
Maximum borrowing capacity of related party promissory note			300,000		$ 300,000	$ 300,000
IPO | 890 5TH AVENUE PARTNERS, INC.
Subsidiary, Sale of Stock [Line Items]
Number of units sold initial public offering (in shares)	28,750,000
Purchase price, per unit	$ 10.00
Proceeds from issuance initial public offering	$ 287,500,000
Other offering costs	6,200,000
IPO | Warrant | 890 5TH AVENUE PARTNERS, INC.
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering	$ 287,500,000
Price of warrant	$ 10.00
IPO | Related Party Loans | 890 5TH AVENUE PARTNERS, INC.
Subsidiary, Sale of Stock [Line Items]
Advance received from related party	$ 13,000		13,000		13,000
Repayment of promissory note - related party	300,000
Maximum borrowing capacity of related party promissory note	$ 300,000		300,000		$ 300,000
Consideration received		$ 25,000	$ 25,000
Over-allotment option | 890 5TH AVENUE PARTNERS, INC.
Subsidiary, Sale of Stock [Line Items]
Number of units sold initial public offering (in shares)	3,750,000
Purchase price, per unit	$ 10.00